Supplement, dated January 7, 2026
to Initial Summary Prospectus, Updating Summary Prospectus and Prospectus,
dated May 1, 2025
Mutual of America Separate Account No. 2
Thrift Plan Contracts
The following supplemental information should be read in conjunction with the Initial Summary Prospectus, Updating Summary Prospectus and Prospectus dated May 1, 2025, as amended, for the Thrift Plan Contracts (the “Contracts”) issued by Mutual of America Life Insurance Company (the “Company”) through Mutual of America Separate Account No. 2 (the “Separate Account”). Special terms not defined herein have the meanings ascribed to them in your Prospectus.
Replace Appendix A: UNDERLYING FUNDS AVAILABLE AS INVESTMENT OPTIONS UNDER THE CONTRACTS with the following:

APPENDIX A: UNDERLYING FUNDS AVAILABLE AS INVESTMENT OPTIONS UNDER THE CONTRACTS
The following is a list of Underlying Funds available under the Contracts. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and are available on our website mutualofamerica.com/DCFunds or you can request this information at no cost by calling 800.574.9267 or by sending an email to mutualofamerica@dfinsolutions.com.
The current expenses and performance information below reflects fee and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.

Type/Investment Objective	Underlying Fund and Adviser	Current Expenses 1	Average Annual Total Returns as of 12/31/24
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks investment results that correspond to the investment performance of Standard & Poor’s 500 ® Composite Stock Price Index (the “S&P 500 Index”*)	MoA Equity Index Fund Adviser: Mutual of AmericaCapital Management LLC	0.14%	24.83%	14.35%	12.92%
Equity Fund Seeks to outperform Russell 3000 ® Index** by investing in a diversified portfolio of primarily common stocks	MoA All America Fund Adviser: Mutual of America Capital Management LLC	0.51%	19.12%	11.88%	10.60%

Type/Investment Objective	Underlying Fund and Adviser	Current Expenses 1	Average Annual Total Returns as of 12/31/24
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks capital appreciation	MoA Small Cap Value Fund Adviser: Mutual of America Capital Management LLC	0.82%	11.29%	6.93%	5.94%
Equity Fund Seeks capital appreciation	MoA Small Cap Growth Fund Adviser: Mutual of America Capital Management LLC	0.82%	9.92%	7.61%	7.61%
Equity Fund Seeks investment results that correspond to investment performance of S&P SmallCap 600 ® Index*	MoA Small Cap Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.16%	8.55%	8.12%		6.50	% 2
Equity Fund Seeks capital appreciation and, to a lesser extent, current income	MoA Mid Cap Value Fund Adviser: Mutual of America Capital Management LLC	0.69%	10.78%	7.85%	7.47%
Equity Fund Seeks investment results that correspond to investment performance of S&P MidCap 400 ® Index*	MoA Mid Cap Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.16%	13.77%	10.12%	9.50%
Equity Fund Seeks capital appreciation	MoA International Fund Adviser: Mutual of America Capital Management LLC	0.33%	5.19%	5.84%	5.86%
Equity Fund Seeks long-term capital growth	American Century Small Cap Growth Fund (R6 Share Class) Adviser: American Century Investment Management, Inc.	0.79%	15.34%	10.25%	11.18%

Type/Investment Objective	Underlying Fund and Adviser	Current Expenses 1	Average Annual Total Returns as of 12/31/24
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks capital growth	LVIP American Century Capital Appreciation Fund Adviser: Lincoln Financial Investments Corporation SubAdviser: American Century Investment Management, Inc.	0.57%	25.37%	11.80%		12.87	% 3
Equity Fund Seeks long-term capital appreciation	American Funds Insurance Series New World Fund Adviser: Capital Research and Management Company	0.57%	6.86%	4.80%	6.49%
Equity Fund Seeks capital appreciation	Macquarie VIP ® Small Cap Value Series Adviser: Delaware Management Company	0.74%	11.32%	7.15%	7.60%
Equity Fund Seeks to provide long-term growth of capital	DWS Capital Growth VIP Adviser: DWS Investment Management Americas, Inc.	0.49%	26.62%	15.71%	14.88%
Equity Fund Seeks reasonable income and will also consider potential for capital appreciation. Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500 ® Index	Fidelity VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.47%	15.35%	10.08%	9.21%

Type/Investment Objective	Underlying Fund and Adviser	Current Expenses 1	Average Annual Total Returns as of 12/31/24
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks long-term capital appreciation	Fidelity VIP Contrafund ® Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.56%	33.79%	17.04%	13.62%
Equity Fund Seeks long-term growth of capital	Fidelity VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.57%	17.49%	11.34%	9.21%
Equity Fund Seeks long-term growth of capital	Goldman Sachs VIT Small Cap Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.81%	18.99%	8.99%	8.97%
Equity Fund Seeks long-term growth of capital and dividend income	Goldman Sachs VIT US Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.56%	28.24%	14.15%	12.05%

Type/Investment Objective	Underlying Fund and Adviser	Current Expenses 1	Average Annual Total Returns as of 12/31/24
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks capital appreciation	Invesco V.I. Main Street Fund ® Adviser: Invesco Advisers, Inc.	0.80%	23.65%	12.08%	11.24%
Equity Fund Seeks capital appreciation	MFS ® VIT III Mid Cap Value Portfolio Adviser: MFS	0.79%	13.52%	9.47%	8.78%
Equity Fund Seeks long-term growth of capital by investing primarily in securities of companies that meet Fund’s environmental, social and governance (ESG) criteria	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio Adviser: Neuberger Berman Investment Advisers LLC	0.89%	25.84%	13.97%	11.44%
Equity Fund Seeks to provide long-term capital growth with income as secondary objective	T. Rowe Price Blue Chip Growth Portfolio Adviser: T. Rowe Price Associates, Inc.	0.74%	35.51%	14.46%	14.77%
Equity Fund Seeks to provide long-term capital appreciation and income	Vanguard Variable Insurance Fund Diversified Value Portfolio ® Advisers: Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC	0.28%	14.89%	12.24%	9.76%
Equity Fund Seeks to provide long-term capital appreciation	Vanguard Variable Insurance Fund International Portfolio ® Advisers: Baillie Gifford Overseas Ltd. And Schroder Investment Management North America Inc.	0.31%	9.01%	6.27%	8.40%
Equity Fund Seeks to provide long-term capital growth	Victory RS Small Cap Growth Equity VIP Series Adviser: Victory Capital Management Inc.	0.88%	11.82%	1.16%	6.64%

Type/Investment Objective	Underlying Fund and Adviser	Current Expenses 1	Average Annual Total Returns as of 12/31/24
			1 year	5 year	10 year	Life of Fund
Real Estate Fund Seeks to provide a high level of income and moderate long-term capital appreciation by tracking performance of a benchmark index that measures performance of publicly traded equity REITs and other real estate-related investments	Vanguard Variable Insurance Fund Real Estate Index Portfolio ® Adviser: The Vanguard Group, Inc.	0.26%	4.74%	2.84%	4.99%
Fixed Income Fund Seeks current income to extent consistent with maintenance of liquidity, investment quality and stability of capital	MoA US Government Money Market Fund Adviser: Mutual of America Capital Management LLC	0.23%	5.09%	1.67%	1.06%
Fixed Income Fund Primary investment objective is to produce a high level of current income with secondary investment objective to preserve shareholders’ capital	MoA Intermediate Bond Fund Adviser: Mutual of America Capital Management LLC	0.47%	2.79%	0.50%	1.47%
Fixed Income Fund Seeks current income, with preservation of shareholders’ capital a secondary objective	MoA Core Bond Fund Adviser: Mutual of America Capital Management LLC	0.45%	1.17%	-0.82%	1.24%

Type/Investment Objective	Underlying Fund and Adviser	Current Expenses 1	Average Annual Total Returns as of 12/31/24
			1 year	5 year	10 year	Life of Fund
Fixed Income Seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements	PIMCO Variable Insurance Trust Real Return Portfolio (Institutional Class) Adviser: Pacific Investment Management Company LLC	0.50%	2.29%	2.08%	2.31%
Fixed Income Fund Seeks to track the performance of a broad, market-weighted bond index	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio ® Adviser: The Vanguard Group, Inc.	0.14%	1.24%	-0.39%	1.25%
Balanced Fund Seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments	MoA Balanced Fund Adviser: Mutual of America Capital Management LLC	0.56%	17.56%	9.13%	8.26%

Type/Investment Objective	Underlying Fund and Adviser	Current Expenses 1	Average Annual Total Returns as of 12/31/24
			1 year	5 year	10 year	Life of Fund
Balanced Fund Seeks to obtain high total return with reduced risk over the long term by allocating Fund assets among stocks, bonds, and short-term instruments	Fidelity VIP Asset Manager Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.52%	8.50%	5.65%	5.66%
Balanced Fund Seeks to achieve competitive total return through actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity	Calvert VP SRI Balanced Portfolio Adviser: Calvert Research and Management	0.64%	19.61%	9.41%	8.41%
Balanced Fund Seeks current income and, to a lesser extent, capital appreciation	MoA Conservative Allocation Fund Adviser: Mutual of America Capital Management LLC	0.48%	8.09%	4.42%	4.96%
Balanced Fund Seeks capital appreciation and current income	MoA Moderate Allocation Fund Adviser: Mutual of America Capital Management LLC	0.35%	11.27%	7.11%	7.11%
Balanced Fund Seeks capital appreciation and, to a lesser extent, current income	MoA Aggressive Allocation Fund Adviser: Mutual of America Capital Management LLC	0.36%	13.22%	8.63%	8.30%

Type/Investment Objective	Underlying Fund and Adviser	Current Expenses 1	Average Annual Total Returns as of 12/31/24
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income consistent with preservation of capital and, to a lesser extent, capital appreciation	MoA Retirement Income Fund Adviser: Mutual of America Capital Management LLC	0.54%	7.21%	3.55%	4.21%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2020 Fund Adviser: Mutual of America Capital Management LLC	0.48%	8.10%	4.76%	5.72%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2025 Fund Adviser: Mutual of America Capital Management LLC	0.45%	9.70%	5.94%	6.61%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2030 Fund Adviser: Mutual of America Capital Management LLC	0.43%	11.16%	7.24%	7.51%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2035 Fund Adviser: Mutual of America Capital Management LLC	0.40%	13.05%	8.31%	8.28%

Type/Investment Objective	Underlying Fund and Adviser	Current Expenses 1	Average Annual Total Returns as of 12/31/24
			1 year	5 year	10 year	Life of Fund

Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2040 Fund Adviser: Mutual of America Capital Management LLC	0.37%	14.35%	9.34%	8.85%

Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2045 Fund Adviser: Mutual of America Capital Management LLC	0.36%	14.90%	9.68%	8.99%

Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2050 Fund Adviser: Mutual of America Capital Management LLC	0.36%	15.39%	9.81%	9.08%

Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2055 Fund Adviser: Mutual of America Capital Management LLC	0.37%	15.66%	10.05%		10.29	% 4

Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2060 Fund Adviser: Mutual of America Capital Management LLC	0.39%	15.73%	10.25%		9.58	% 5

Type/Investment Objective	Underlying Fund and Adviser	Current Expenses 1	Average Annual Total Returns as of 12/31/24
			1 year	5 year	10 year	Life of Fund

Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2065 Fund Adviser: Mutual of America Capital Management LLC	0.50%	16.01%			12.76	% 6

Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2070 Fund 7 Adviser: Mutual of America Capital Management LLC	0.36%

*
“Standard & Poor’s,” “S&P,” “S&P 500”, “S&P MidCap 400” and “S&P SmallCap 600” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Investment Corporation’s Adviser. Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Fund, Small Cap Equity Index Fund or
Mid-Cap
Equity Index Fund. It has no obligation or liability for the sale or operation of the Funds and makes no representations as to the advisability of investing in the Funds.

1
The reported expense ratio for the following funds is net of fee waivers that may not continue: all MoA Funds, American Funds Insurance Series New World Fund, all Goldman Sachs VIT Funds, Invesco V.I. Main Street Fund, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series. Refer to the prospectuses of the Underlying Funds for more
information.

2	Since inception date July 2, 2018.

3	Since inception date September 22, 2017.

4	Since inception date October 1, 2016.

5	Since inception date July 2, 2018.

6	Since inception date August 3, 2020.

7	Since inception date May 1, 2025.
This Supplement Should Be Retained With Your Prospectus For Future Reference.